Pensions (Details)	12 Months Ended
Dec. 31, 2018 trustee
Pensions
Portion of final pensionable salary, considered for pension	6.25%
Maximum number of years of service for pension	40 years
Maximum annual salary inflation	2.00%
Main Scheme
Pensions
Number of nominated trustee directors	4
Number of appointed trustee directors	6